Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 08, 2014
Registrant Name	dei_EntityRegistrantName	NORTHERN LIGHTS FUND TRUST III
Central Index Key	dei_EntityCentralIndexKey	0001537140
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlft
Document Creation Date	dei_DocumentCreationDate	Jul. 08, 2014
Document Effective Date	dei_DocumentEffectiveDate	Jul. 08, 2014
Prospectus Date	rr_ProspectusDate	Jul. 08, 2014
HCM Tactical Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 9 of the Fund’s Prospectus and Purchase, Redemption and Pricing of Fund Shares on page 36 of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-10-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Based on estimated amounts for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective through investments in (i) domestic equity securities of any market capitalization, (ii) other investment companies (mutual funds (including mutual funds that use leverage), closed-end funds and exchange traded funds (“ETFs”)) and (iii) cash and cash equivalents.

The Fund’s investment adviser uses the HCM – BuyLine®, its proprietary quantitative investment model, to determine when the Fund should be in or out of the market. The BuyLine uses trend analysis to help identify the broad trend in the equity market. When the trend is down, the adviser starts to reduce the Fund’s exposure to equities, and, when the trend is up, the adviser increases the Fund’s exposure to equities. The adviser uses its discretion to determine how much the Fund will be in or out of the market based on the strength of the trend identified by the BuyLine. When the Fund is out of the market, it will invest in cash and cash equivalents. When the Fund is in the market, it will invest in equity securities. The Fund may be invested from 0-100% in cash and cash equivalents and 0-100% in equities depending on the strength of the trend identified by the BuyLine.

When the Fund is in the market, the equities of companies whose earnings are growing will comprise 40-60% of the equities in which the Fund invests. The other 40-60% of the equity securities in which the Fund invests when it is in the market will be investment companies. These investment companies will invest in equity securities of companies in sectors selected by the adviser’s proprietary quantitative model, Spartacus, which indicates which sectors are outperforming other sectors at any given time based on the adviser’s proprietary strength criteria.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

• Cash and Cash Equivalents Risk: When the Fund is out of the market and invests in cash and cash equivalents, there is a risk that the market will begin to rise rapidly, and the Fund will not be able to reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

• Investment Model Risk: Like all quantitative analysis, the adviser’s investment model carries a risk that the mathematical model used might be based on one or more incorrect assumptions. No assurance can be given that the Fund will be successful under all or any market conditions.

• Leverage Risk: The mutual funds in which the Fund may invest may use leverage. Using leverage can magnify a mutual fund’s potential for gain or loss and; therefore, amplify the effects of market volatility on a mutual fund’s share price.

• Limited History of Operations: The Fund is a new mutual fund and has a limited history of operations for investors to evaluate. Investors bear the risk that the Fund may not be able to implement its investment strategies or attract sufficient assets.

• Management Risk: The Adviser’s reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the tactical allocation among the Fund’s investments may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall equity and fixed income securities market risks affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

• New Adviser Risk: The Adviser has not previously managed a mutual fund.

• Sector Risk: The Fund may be subject to the risk that its assets are invested in a particular sector or group of sectors in the economy and as a result, the value of the Fund may be adversely impacted by events or developments in a sector or group of sectors.

• Small and Medium Capitalization Stock Risk: The price of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

• Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs and may result in higher taxes when Fund shares are held in a taxable account.

• Underlying Funds Risk: ETFs and mutual funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of ETF and mutual fund shares may differ from their net asset value. Each investment company and ETF is subject to specific risks, depending on the nature of the fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.howardcmfunds.com or by calling 1-855-969-8464.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-969-8464.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.howardcmfunds.com
HCM Tactical Growth Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HCMGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.00%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.91%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.40%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	804
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,379
HCM Tactical Growth Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HCMDX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.00%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.66%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	3.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	318
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,073
HCM Tactical Growth Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HCMIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.00%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.66%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	218
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	778
HCM Tactical Growth Fund | Class R Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HCMSX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.00%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.76%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	228
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 808

[1]	Based on estimated amounts for the current fiscal year
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds.
[3]	The Fund's adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2016, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.99%, 2.74%, 1.74%, and 1.84% of average daily net assets attributable to Class A, Class C, Class I, and Class R shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fiscal year end during which the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits. These agreements may be terminated only by the Fund's Board of Trustees, on 60 days' written notice to the Fund's adviser.